Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Current assets:
Cash and cash equivalents	$ 74,477	$ 34,579
Restricted cash and cash equivalents and restricted bank time deposits	8,666	4,359
Short-term investments	0	17,507
Accounts receivable, net of allowance for credit losses of $2.7 million and $1.6 million, respectively	113,260	113,201
Contract assets, net of allowance for credit losses of $1.4 million and $0 million, respectively	8,859	17,476
Inventories	24,584	25,263
Prepaid expenses and other current assets	35,135	39,339
Total current assets	264,981	251,724
Property and equipment, net	24,384	25,874
Operating lease right-of-use assets	33,833	17,559
Goodwill	126,563	126,487
Intangible assets, net	258	650
Deferred income taxes	2,928	823
Other assets	19,135	19,961
Total assets	472,082	443,078
Current liabilities:
Accounts payable	20,863	20,677
Accrued expenses and other current liabilities	75,826	78,297
Contract liabilities	93,778	94,882
Total current liabilities	190,467	193,856
Long-term contract liabilities	29,362	14,382
Deferred income taxes	1,964	3,031
Operating lease liabilities	27,950	10,368
Other liabilities	7,606	11,667
Total liabilities	257,349	233,304
Commitments and Contingencies
Stockholders' equity:
Common stock - $0 par value; Authorized 300,000,000 shares. Issued and outstanding 70,996,535 and 68,842,601 at January 31, 2024 and January 31, 2023, respectively	0	0
Additional paid-in capital	355,097	338,465
Accumulated deficit	(144,592)	(129,022)
Accumulated other comprehensive loss	(12,630)	(15,314)
Total Cognyte Software Ltd. stockholders' equity	197,875	194,129
Noncontrolling interest	16,858	15,645
Total stockholders’ equity	214,733	209,774
Total liabilities and stockholders’ equity	$ 472,082	$ 443,078